Note 9 - Stock-Based Compensation (Details) - Stock Option Activity (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Option Activity [Abstract]
Shares (in Shares)	12,173,255
Weighted Average Exercise Price	$ 3.83
Aggregate Intrinsic Value	$ 530
Exercisable - End of Period	9,090,608
Exercisable - End of Period	$ 4.70
Exercisable - End of Period	95
Granted	120,000	2,637,400	2,025,750
Granted	$ 1.09	$ 1.40	$ 1.65
Cancelled	(110,400)
Cancelled	$ 1.09
Shares (in Shares)	12,182,855	12,173,255
Weighted Average Exercise Price	$ 3.83	$ 3.83
Aggregate Intrinsic Value	$ 139	$ 530